Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other current liabilities
Schedule of summary of other current liabilities

	December 31, 2021	December 31, 2022
	RMB	RMB
Professional service fee	5,643	9,391
Advertising expense payables	13,728	5,893
Promotional expense payables	4,571	1,099
Others	3,371	7,438
Total	27,313	23,821